Artisan Focus Fund Average Annual Total Returns		12 Months Ended	59 Months Ended	60 Months Ended	77 Months Ended	92 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent						14.48%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		31.83%		12.52%		17.49%
Performance Inception Date	Apr. 24, 2017
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.91%		9.92%		14.71%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.05%		8.82%		13.09%
Investor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		31.95%		12.71%	13.79%
Performance Inception Date	Jul. 31, 2018
Advisor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.06%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		32.03%	12.82%
Performance Inception Date	Feb. 03, 2020
Institutional | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.65%